Fair Value Measurements	3 Months Ended
Mar. 31, 2025
Fair Value Measurements [Abstract]
Fair value measurements
(5)	Fair value measurements

Book value and fair value of financial instruments

The difference between the carrying amount and fair value of the Group’s financial assets and liabilities as of March 31, 2025 and December 31, 2024 are insignificant.

Fair value hierarchy

All financial assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

●	Level 1 - Quoted (unadjusted) market prices in active markets for identical assets or liabilities

●	Level 2 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable

●	Level 3 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

Fair values of the Group’s financial assets and liabilities as of March 31, 2025 and December 31, 2024, which are accounted as amortized cost, are categorized as Level 3.

Fair values of the Group’s financial assets and liabilities as of March 31, 2025 and December 31, 2024, which are accounted as amortized cost, are categorized as Level 3.

Recurring transfer between levels of the fair value hierarchy

There is no transfer of fair value hierarchy among Level 1, Level 2 and Level 3 for the nine months ended March 31, 2025 and 2024, respectively.